Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2021
Prepaid Expenses and Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Prepaid agency fees and commissions	$1,706	$2,408
Prepaid foreign withholding taxes	5,066	2,207
Prepaid insurance	3,997	313
Contract assets, current portion	1,842	1,173
Licensed programming costs	491	497
Other	2,955	2,224
Total	$16,057	$8,822